SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Bizguide Corporate Service Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due to related party	$ 27	$ 1,892
KH Advisory Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due to related party		937
180 Degrees Strategic Communications Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due to related party	135,046	132,774
181 Degree Holding Sdn Bhd [Member]
Related Party Transaction [Line Items]
Due to related party		5,965
Chan Foong Ming [Member]
Related Party Transaction [Line Items]
Due to related party	65,627
Choo Keam Hui [Member]
Related Party Transaction [Line Items]
Due to related party	38,398
Chan Chee Hong [Member]
Related Party Transaction [Line Items]
Due to related party		105,268
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party	$ 239,098	$ 246,836